J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income Fund

(the “Fund”)

(a series of JPMorgan Trust II)

(All Share Classes)

Supplement dated January 3, 2024

to the current Summary Prospectuses, Prospectuses and Statement of Additional Information,

as supplemented

Effective January 15, 2024, the Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-EI-124